Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Aug. 30, 2010 Before reverse stock split [Member] EUR (€)	Aug. 30, 2010 After reverse stock split [Member] EUR (€)
Stockholders Equity Note [Line Items]
Cumulative shares of treasury stock	213,127				459,754	459,754
Cost of treasury stock	$ 4				$ 8			$ 8
Reverse stock split ratio									1.6	1.0
Common stock issued and outstanding share, par value				€ 0.07		€ 0.07	€ 0.07		€ 0.04	€ 0.07
Special dividend declared		7	6
Dividend declared per share			€ 0.02
Outstanding loan	$ 0	$ 5
Cash dividend, declared	$ 0.16
Cash dividend, date to be Paid	Mar. 20, 2013
Cash dividend, recorded date	Mar. 06, 2013